Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Schedule of AIM Recognized Rent Expense Associated with Operating Lease

AIM recognized rent expense associated with these leases are follows:

	(in thousands)
	September 30, 2024	September 30, 2023
Lease costs:
Operating lease costs	$226	$214
Short-term and variable lease costs	205	253

Total lease costs	$431	$467
Classification of lease costs
Research & development	$358	$400
General and administrative	73	67

Total lease costs	$431	$467

AIM recognized rent expense associated with these leases are follows:

	Year ended December 31,
	(in thousands)
	2023	2022
Lease costs:
Operating lease costs	$288	$128
Short-term and variable lease costs	335	211

Total lease costs	$623	$339

Classification of lease costs
Research & development	$498	$220
General and administrative	125	119

Total lease costs	$623	$339

Schedule of Operating Lease Future Payments	Future minimum payments as of September 30, 2024, are as follows:
Year Ending December 31, (in thousands)
2024	$78
2025	276
2026	244
2027	159
Thereafter	—
Less imputed interest	(88)
Total	$669
Future minimum payments as of December 31, 2023, are as follows:
Year Ending December 31, (in thousands)
2024	$279
2025	229
2026	200
2027	133
Thereafter	—
Less imputed interest	(123)
Total	$718